SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) d yr
Summary Of Significant Accounting Policies 1 | d	90
Summary Of Significant Accounting Policies 2	$ 250,000
Summary Of Significant Accounting Policies 3	1,453,190
Summary Of Significant Accounting Policies 4	1,699,254
Summary Of Significant Accounting Policies 5	518,845
Summary Of Significant Accounting Policies 6	27,921,666
Summary Of Significant Accounting Policies 7	1,468,898
Summary Of Significant Accounting Policies 8	$ 500,000
Summary Of Significant Accounting Policies 9 | yr	30
Summary Of Significant Accounting Policies 10	50.00%
Summary Of Significant Accounting Policies 11	1,148,699
Summary Of Significant Accounting Policies 12	2,228,049
Summary Of Significant Accounting Policies 13	$ 0.11
Summary Of Significant Accounting Policies 14	0.09
Summary Of Significant Accounting Policies 15	0.11
Summary Of Significant Accounting Policies 16	$ 0.11
Summary Of Significant Accounting Policies 17	75.40%
Summary Of Significant Accounting Policies 18	76.10%
Summary Of Significant Accounting Policies 19	80.70%
Summary Of Significant Accounting Policies 20	77.10%
Summary Of Significant Accounting Policies 21	$ 1,803,000